ACQUISITIONS - Income producing properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2023	Mar. 30, 2023	Dec. 31, 2022	Aug. 19, 2022	Jul. 01, 2022	May 26, 2022	May 24, 2022	May 05, 2022	Apr. 14, 2022	Feb. 03, 2022
Disclosure of detailed information about business combination [line items]
Property purchase price	$ 106,895		$ 459,799
Transaction costs	230		11,313
Total acquisition cost	$ 107,125		471,112
Avon, USA | 10144 Veterans Dr.
Disclosure of detailed information about business combination [line items]
Property purchase price		$ 72,806
Transaction costs		128
Total acquisition cost		72,934
Avon, USA | 10207 Veterans Dr.
Disclosure of detailed information about business combination [line items]
Property purchase price		34,089
Transaction costs		102
Total acquisition cost		$ 34,191
Total Property
Disclosure of detailed information about business combination [line items]
Property purchase price			480,683
Transaction costs			11,610
Total acquisition cost			$ 492,293
Wiesbaden, Germany
Disclosure of detailed information about business combination [line items]
Property purchase price										$ 62,033
Transaction costs										3,919
Total acquisition cost										65,952
Korbach, Germany
Disclosure of detailed information about business combination [line items]
Property purchase price										60,295
Transaction costs										3,819
Total acquisition cost										64,114
Erfurt, Germany
Disclosure of detailed information about business combination [line items]
Property purchase price										17,636
Transaction costs										1,225
Total acquisition cost										$ 18,861
Clayton, IN | 10566 Gateway Pt.
Disclosure of detailed information about business combination [line items]
Property purchase price									$ 121,258
Transaction costs									98
Total acquisition cost									121,356
Clayton, IN | 2128 Gateway Pt.
Disclosure of detailed information about business combination [line items]
Property purchase price									57,886
Transaction costs									105
Total acquisition cost									$ 57,991
Brampton, ON
Disclosure of detailed information about business combination [line items]
Property purchase price							$ 20,850
Transaction costs							696
Total acquisition cost							$ 21,546
Etobicoke, ON
Disclosure of detailed information about business combination [line items]
Property purchase price						$ 17,700
Transaction costs						1,266
Total acquisition cost						$ 18,966
Tilburg, Netherlands
Disclosure of detailed information about business combination [line items]
Property purchase price					$ 102,141
Transaction costs					185
Total acquisition cost					$ 102,326
Bolingbrook, IL
Disclosure of detailed information about business combination [line items]
Property purchase price								$ 14,516
Transaction costs								87
Total acquisition cost								$ 14,603
Brant County, ON
Disclosure of detailed information about business combination [line items]
Property purchase price				$ 6,368
Transaction costs				210
Total acquisition cost				$ 6,578